INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and components	$ 1,989	$ 2,655
Work-in-progress	429	442
Finished products	14,696	13,225
Inventory, Total	$ 17,114	$ 16,322